Inventory - Narrative (Details) - Cryptocurrency - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Inventories pledged	$ 39.6	$ 0.0
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk exposure	$ 0.5	$ 1.1